Disclosures on Financial Instruments - Summary of Foreign Currency Exposure (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 17,596.5	₨ 1,286,482.1	₨ 989,223.9
Financial liabilities	$ 32,067.0	2,344,421.8	2,124,449.7
Foreign currency exchange rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		368,732.8	397,973.9	₨ 420,043.6
Financial liabilities		1,133,122.8	960,650.1	843,614.5
Foreign currency exchange rate risk [member] | U.S. dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		181,174.9	185,949.4	227,659.7
Financial liabilities		480,423.3	400,452.8	390,892.0
Foreign currency exchange rate risk [member] | Euro [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		113,988.0	114,145.3	125,940.9
Financial liabilities		433,444.1	409,942.4	322,260.4
Foreign currency exchange rate risk [member] | Chinese Renminbi [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		34,468.8	45,268.6	19,853.1
Financial liabilities		120,331.7	49,092.8	38,501.1
Foreign currency exchange rate risk [member] | United Kingdom, Pounds
Disclosure of detailed information about financial instruments [line items]
Financial assets		7,817.4	13,133.8	16,006.7
Financial liabilities		56,714.0	62,634.1	59,269.8
Foreign currency exchange rate risk [member] | Canada, Dollars
Disclosure of detailed information about financial instruments [line items]
Financial assets		4,761.5
Financial liabilities		13,253.5
Foreign currency exchange rate risk [member] | Japanese Yen [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets			15,354.1	3,398.6
Financial liabilities			7,581.2	4,405.9
Foreign currency exchange rate risk [member] | Other currencies [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		26,522.2	24,122.7	27,184.6
Financial liabilities		₨ 28,956.2	₨ 30,946.8	₨ 28,285.3